THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB STRATEGIC TRUST
LAUDUS TRUST
(all series)
Supplement dated October 15, 2021, to all currently effective Statements of Additional Information (each an SAI and collectively, the SAIs) for each series of the aforementioned Trusts.

This supplement provides new and additional information beyond that contained in the
SAIs and should be read in conjunction with the SAIs.
Effective October 15, 2021, Catherine MacGregor became the Chief Legal Officer and Secretary of The Charles Schwab Family of Funds, Schwab Annuity Portfolios, Schwab Capital Trust and Schwab Investments (collectively, the Schwab Funds) and Schwab Strategic Trust (the Schwab ETFs) and David Lekich became the Vice President and Assistant Secretary of the Schwab Funds and the Schwab ETFs. As such, the following changes are made to each SAI.
Revised Officers Table
The Officers table under the “Management of the Funds” section in each SAI is revised to update David Lekich and Catherine MacGregor as follows.
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years
Officers
David Lekich
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President (Sept. 2011 – present) and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (Apr. 2011 – Oct. 2021) and Chief Legal Officer (Dec. 2011 – Oct. 2021), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (May 2011 – Oct. 2021) and Chief Legal Officer (Nov. 2011 – Oct. 2021), Schwab ETFs.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

(1)
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG116293-00 (10/21)